RIGHT-OF-USE ASSETS (Details Narrative) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Right-of-use Assets
Evaluation expenses	$ 52	$ 90	$ 159	$ 276
Depreciation, right-of-use assets	$ 40	$ 0	$ 121	$ 0